Share Capital (Tables)	6 Months Ended
Dec. 31, 2022
Share Capital
Summary of warrant transactions

Warrant transactions are summarized as follows:

		Weighted
	Number of	average
	warrants	exercise price
Balance at June 30, 2021	9,813,870	1.13
Issued	336,877	11.09
Exercised	(6,684,892)	1.12
Expired	(3,353)	1.30
Balance at June 30, 2022 and December 31, 2022	3,462,502	2.16

Schedule of stock option transactions

	Number of	Weighted average
	options	exercise price
Balance at June 30, 2021	13,750,784	$1.29
Options exercised	(4,410,784)	1.00
Options granted	1,170,000	7.35
Options expired	(340,000)	0.96
Balance at June 30, 2022	10,170,000	$2.11
Options exercised	(150,000)	0.75
Balance at December 31, 2022	10,020,000	$2.13

Summary of stock options outstanding and exercisable

The following table summarizes stock options outstanding and exercisable at December 31, 2022:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$
0.75	450,000	0.34	0.75	450,000	0.75
0.76	4,450,000	0.19	0.76	4,450,000	0.76
1.40	1,900,000	0.68	1.40	1,900,000	1.40
2.10	450,000	0.14	2.10	450,000	2.10
3.39	1,200,000	3.05	3.39	1,200,000	3.39
3.43	400,000	1.28	3.43	400,000	3.43
6.08	200,000	3.55	6.08	200,000	6.08
6.31	200,000	4.18	6.31	150,000	6.31
7.55	500,000	2.12	7.55	500,000	7.55
8.25	170,000	4.21	8.25	170,000	8.25
9.40	100,000	4.28	9.40	75,000	9.40
	10,020,000	1.02	2.13	9,945,000	2.09